CONVERTIBLE NOTE (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023
CONVERTIBLE NOTE
Working Capital Loans received from ConnectM		$ 375,000	$ 375,000	$ 0
Subsequent events
CONVERTIBLE NOTE
Working Capital Loans received from ConnectM					$ 445,000
Additional amount received from convertible notes	$ 70,000